INTERIM CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares authorized (in Shares)	[1]	450,000,000	450,000,000
Ordinary shares issued (in Shares)	[1]	1,026,101	85,406
Ordinary shares outstanding (in Shares)	[1]	1,026,101	85,406
Class B Ordinary Shares
Ordinary shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares issued (in Shares)	[1]	49,091	4,091
Ordinary shares outstanding (in Shares)	[1]	49,091	4,091

[1]	All share and per-share amounts, par values, and capital balances related to the Company’s ordinary shares presented in these consolidated financial statements have been retrospectively adjusted to reflect (i) the reduction in the par value of ordinary shares from US$0.22 to US$0.00001 per share and the associated transfer of paid-up capital to additional paid-in capital, and (ii) the 1-for-10 reverse stock split (share consolidation) effective April 20, 2026.